Goodwill (Narrative) (Details) ¥ in Thousands, $ in Thousands		3 Months Ended	6 Months Ended	12 Months Ended
		Sep. 30, 2015 CNY (¥)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2015 USD ($)		Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)		Dec. 31, 2013 CNY (¥)		Dec. 31, 2015 CNY (¥)	Feb. 28, 2015 CNY (¥)	Feb. 03, 2015 CNY (¥)	Dec. 23, 2014 CNY (¥)
Goodwill [Line Items]
Goodwill				$ 23,409			¥ 300,382		¥ 1,577		¥ 151,638
Goodwill impairment losses				47,875	[1]	¥ 310,124		[1]		[1]
Contingent consideration reversed amount	[1]			$ (45,150)		(292,471)
100 Education [Member]
Goodwill [Line Items]
Goodwill							¥ 296,275				114,186
Goodwill impairment losses						182,090
Contingent consideration reversed amount						(185,165)
YY IVAS and others [Member]
Goodwill [Line Items]
Goodwill							¥ 4,107		¥ 1,577		¥ 37,452
Goodwill impairment losses						128,034
Contingent consideration reversed amount						¥ (107,306)
100 Online and DuBooker [Member]
Goodwill [Line Items]
Percentage of equity interests acquired							100.00%
Goodwill impairment losses		¥ 71,390	¥ 110,699
Contingent consideration reversed amount		73,618	¥ 111,547
100 Online and DuBooker [Member] | 100 Education [Member]
Goodwill [Line Items]
Goodwill							¥ 195,893
Xingxue and Chuangzhi [Member]
Goodwill [Line Items]
Percentage of equity interests acquired							100.00%							100.00%
Goodwill														¥ 100,382
Xingxue and Chuangzhi [Member] | 100 Education [Member]
Goodwill [Line Items]
Goodwill							¥ 100,382
Beifu [Member]
Goodwill [Line Items]
Percentage of equity interests acquired												70.00%	70.00%
Goodwill													¥ 147,388
Goodwill impairment losses		128,035
Contingent consideration reversed amount		¥ 107,306
Beifu [Member] | YY IVAS and others [Member]
Goodwill [Line Items]
Goodwill												¥ 147,388

[1]	(1) Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, Note 2013 2014 2015 2015 RMB RMB RMB US$ (Note2(e)) Cost of revenues 9,860 18,037 23,963 3,699 Research and development expenses 39,587 54,141 70,951 10,953 Sales and marketing expenses 1,318 2,807 3,283 507 General and administrative expenses 66,331 59,647 87,175 13,458